Note 18 - Assets Classified as Held for Sale - Reconciliation of the ISS Joint Venture Investment (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Assets classified as held for sale		$ 4,080	$ 13,530	$ 13,530	$ 11,436
Current assets		20,473	36,283	29,770	21,278
Non-current assets		41,907	36,826	35,625	55,034
Net assets		17,890	22,516	23,985	37,003
Investment		8,225			14,147
Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Capital commitment		15,044	15,044	15,044	14,904
Commission credit		(770)	(770)	(770)	(757)
Discontinued projects		(2,079)	(848)	(848)
Acquisition costs		110	104	104
Net assets		12,305	13,530	13,530	14,147
Assets classified as held for sale		4,080	13,530	13,530
Investments accounted for using the equity method		8,225
Current assets		2	1,187	1,187	1,373
Non-current assets		23,277	27,107	27,107	26,921
Net assets		23,279	28,294	28,294	28,294
Opening net assets		28,294	28,294	28,294
Initial investment					29,808
Commission credit		(1,546)		1,514	(1,514)
Commission credit on abandonments		144
Sundry income		90
Project swaps				281
Abandoned projects		$ (2,592)		$ (1,795)
VivoPower share in %	50.00%	50.00%	50.00%	50.00%	50.00%
Investment		$ 12,195	$ 14,148	$ 14,148	$ 14,147
Commission credit			$ (721)	$ (721)